Combined Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statement of Income and Comprehensive Income [Abstract]
Net (Loss) Earnings	$ 39.1	$ 55.3	$ (424.3)	$ 92.0	$ 101.1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	0.2
Pension and postretirement benefit adjustments, net of tax of $3.2, $2.8, and $(0.5), respectively	(7.0)	10.9	(5.3)	(4.8)	(0.4)
Foreign currency translation adjustments	(2.8)	4.7	1.1	3.1	(2.5)
Total comprehensive (loss) income	$ 29.3	$ 70.9	$ (428.5)	$ 90.3	$ 98.2